Supplementary Balance Sheet Information - Short-term Investments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 23,987,087
Gains		374
Losses		(9,439)
Estimate of Fair Value Measurement
Schedule of Available-for-sale Securities [Line Items]
Short-term Investments		23,978,022
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Maturity in Years	1 year
Cost		14,165,915
Gains		44
Losses		(5,273)
Corporate debt securities | Estimate of Fair Value Measurement
Schedule of Available-for-sale Securities [Line Items]
Short-term Investments		14,160,686
Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Maturity in Years	1 year
Cost		1,195,444
Gains		0
Losses		0
Commercial paper | Estimate of Fair Value Measurement
Schedule of Available-for-sale Securities [Line Items]
Short-term Investments		1,195,444
U.S. treasury securities
Schedule of Available-for-sale Securities [Line Items]
Maturity in Years	1 year
Cost		8,625,728
Gains		330
Losses		(4,166)
U.S. treasury securities | Estimate of Fair Value Measurement
Schedule of Available-for-sale Securities [Line Items]
Short-term Investments		$ 8,621,892